UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®

Investment portfolio

January 31, 2018

unaudited

Common stocks 89.93% Information technology 21.02%	Shares	Value (000)
Alphabet Inc., Class C1	484,856	$567,252
Alphabet Inc., Class A1	118,464	140,051
Taiwan Semiconductor Manufacturing Co., Ltd.	69,069,500	604,303
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	63,434
Tencent Holdings Ltd.	11,264,800	667,595
Samsung Electronics Co., Ltd.	281,490	657,693
Alibaba Group Holding Ltd. (ADR)1	2,399,425	490,179
Baidu, Inc., Class A (ADR)1	1,430,160	353,135
Broadcom Ltd.	1,318,696	327,076
Facebook, Inc., Class A1	1,399,400	261,534
Micron Technology, Inc.1	5,761,000	251,871
MasterCard Inc., Class A	1,489,000	251,641
Murata Manufacturing Co., Ltd.	1,524,600	224,982
MercadoLibre, Inc.	568,200	219,950
Keyence Corp.	337,000	205,065
PagSeguro Digital Ltd., Class A1	7,109,948	198,652
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	30,040,104	190,520
Intel Corp.	3,427,600	165,005
United Microelectronics Corp.	323,621,000	158,227
Visa Inc., Class A	1,085,600	134,864
ASML Holding NV	651,968	132,102
Microsoft Corp.	1,269,000	120,568
Renesas Electronics Corp.1	8,922,000	104,854
Largan Precision Co., Ltd.	704,000	96,739
Mellanox Technologies, Ltd.1	1,373,000	89,176
CommScope Holding Co., Inc.1	2,149,000	83,016
Vakrangee Ltd.2	14,400,000	81,754
Samsung SDI Co., Ltd.	423,800	78,184
Amadeus IT Group SA, Class A, non-registered shares	960,400	74,500
AAC Technologies Holdings Inc.	4,338,030	72,535
Infineon Technologies AG	2,319,345	67,411
Syntel, Inc.1	2,849,000	64,245
Applied Materials, Inc.	1,090,000	58,457
Accenture PLC, Class A	344,500	55,361
Topcon Corp.	2,111,000	53,660
Yandex NV, Class A1	1,350,000	52,286
Globant SA1	940,000	42,714
Skyworks Solutions, Inc.	438,000	42,578
TravelSky Technology Ltd., Class H	12,800,000	40,171
TEMENOS Group AG (Switzerland)	275,000	37,996
Trimble Inc.1	822,200	36,259
Cielo SA, ordinary nominative	4,140,000	34,929
OMRON Corp.	540,000	33,685
Tokyo Electron Ltd.	170,000	31,860
Western Union Co.	1,432,000	29,771
WIN Semiconductors Corp.	2,518,000	22,549
Kingboard Chemical Holdings Ltd.	4,095,000	22,536

New World Fund — Page 1 of 18

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Lumentum Holdings Inc.1	433,400	$20,066
Hamamatsu Photonics KK	507,900	18,749
Halma PLC	944,100	17,118
MACOM Technology Solutions Holdings, Inc.1	533,000	16,576
EPAM Systems, Inc.1	140,200	16,471
Inphi Corp.1	535,000	15,980
Acacia Communications, Inc.1	391,000	14,432
Hexagon AB, Class B	214,400	12,769
Apple Inc.	75,000	12,557
		7,937,643
Financials 15.17%
HDFC Bank Ltd.2	15,448,825	506,394
HDFC Bank Ltd. (ADR)	385,000	41,807
AIA Group Ltd.	62,362,800	534,129
Grupo Financiero Galicia SA, Class B (ADR)	7,087,535	494,710
Kotak Mahindra Bank Ltd.	21,726,619	378,810
Sberbank of Russia	16,017,358	323,014
China Construction Bank Corp., Class H	247,493,000	285,375
Itaú Unibanco Holding SA, preferred nominative	9,647,696	158,251
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,804,429	78,793
Prudential PLC	8,718,000	235,929
ICICI Bank Ltd.	35,541,563	197,227
ICICI Bank Ltd. (ADR)	3,166,980	34,774
UniCredit SpA1	7,853,903	173,041
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	19,158,600	156,829
Capitec Bank Holdings Ltd.	2,239,757	151,369
Banco Bradesco SA, preferred nominative	11,533,000	147,511
Moscow Exchange MICEX-RTS PJSC	62,507,446	127,878
Bank of the Philippine Islands	46,231,443	107,423
BBVA Banco Francés SA (ADR)	4,058,675	102,644
Haci Ömer Sabanci Holding AS	33,455,003	102,148
Bank of China Ltd., Class H	162,917,000	98,092
Bank Central Asia Tbk PT	57,692,400	97,924
KASIKORNBANK PCL, foreign registered	9,311,000	68,673
KASIKORNBANK PCL, nonvoting depository receipts	3,744,000	27,494
Housing Development Finance Corp. Ltd.	3,116,090	95,843
Bajaj Finance Ltd.	3,251,000	85,760
Société Générale	1,433,900	83,414
Türkiye Garanti Bankasi AS	25,050,582	81,955
Grupo Financiero Banorte, SAB de CV, Series O	11,473,000	73,714
Shriram Transport Finance Co. Ltd.	3,110,000	67,465
HSBC Holdings PLC (GBP denominated)	3,750,000	39,992
HSBC Holdings PLC (HKD denominated)	1,846,000	19,869
Eurobank Ergasias SA1	46,524,169	51,986
Axis Bank Ltd.2,3,4	5,998,000	51,500
State Bank of India	9,631,280	47,434
IRB Brasil Resseguros SA	3,471,400	40,914
Moody’s Corp.	237,100	38,360
Credicorp Ltd.	162,800	37,709
China Pacific Insurance (Group) Co., Ltd., Class H	7,260,000	36,845
BB Seguridade Participações SA	3,585,000	35,006
Banco Macro SA, Class B (ADR)	260,803	28,308
Akbank TAS	9,300,000	27,034
Metropolitan Bank & Trust Co.	12,700,000	24,633

New World Fund — Page 2 of 18

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Bangkok Bank PCL, nonvoting depository receipt	3,665,000	$24,223
Ayala Corp.	930,000	19,035
GT Capital Holdings, Inc.	684,000	17,933
Banco Bilbao Vizcaya Argentaria, SA	1,494,000	14,038
Public Bank Bhd.	2,170,000	12,237
Aditya Birla Capital Ltd.1	4,368,813	11,735
Grupo Supervielle SA, Class B (ADR)	354,000	11,317
Barclays Africa Group Ltd.	685,500	10,422
FirstRand Ltd.	1,500,000	8,420
		5,727,340
Consumer discretionary 12.67%
Naspers Ltd., Class N	1,062,000	303,235
Ctrip.com International, Ltd. (ADR)1	5,200,100	243,261
Priceline Group Inc.1	110,596	211,465
Gree Electric Appliances, Inc. of Zhuhai., Class A	21,526,858	191,412
Hyundai Motor Co.	1,242,999	188,571
Galaxy Entertainment Group Ltd.	18,572,000	164,527
NIKE, Inc., Class B	2,400,200	163,742
LVMH Moët Hennessy-Louis Vuitton SE	488,500	153,201
Kroton Educacional SA, ordinary nominative	28,173,800	143,699
Melco Resorts & Entertainment Ltd. (ADR)	4,702,000	140,026
Midea Group Co., Ltd., Class A	9,826,714	93,438
Midea Group Co., Ltd., Class A	3,697,132	35,154
Hermès International	224,622	124,157
Jumbo SA	6,021,000	119,008
Industria de Diseño Textil, SA	3,278,000	117,495
Ryohin Keikaku Co., Ltd.	340,000	113,520
Zhongsheng Group Holdings Ltd.	41,476,500	104,239
Sands China Ltd.	16,302,000	97,112
Kering SA	189,370	95,879
Lojas Renner SA, ordinary nominative	7,841,300	93,180
Sony Corp.	1,950,000	93,043
Techtronic Industries Co. Ltd.	13,900,500	92,579
Wynn Macau, Ltd.	25,828,600	91,129
TVS Motor Co Ltd.	7,615,533	83,431
Hyundai Mobis Co., Ltd.	353,200	81,863
Domino’s Pizza, Inc.	364,000	78,933
Chow Sang Sang Holdings International Ltd.	31,831,300	76,825
MakeMyTrip Ltd., non-registered shares1	2,335,000	71,451
Samsonite International SA	15,791,300	68,433
Maruti Suzuki India Ltd.	455,000	68,029
Toyota Motor Corp.	974,400	66,763
Bayerische Motoren Werke AG	584,000	66,684
Brilliance China Automotive Holdings Ltd.	23,960,000	61,258
Mr Price Group Ltd.	2,121,121	51,209
Marriott International, Inc., Class A	326,000	48,033
Starbucks Corp.	822,000	46,698
L’Occitane International SA	24,074,648	44,625
Matahari Department Store Tbk PT	53,221,900	44,224
Yum China Holdings, Inc.	950,700	44,103
Renault SA	391,500	43,051
Steinhoff International Holdings NV	74,466,845	42,997
Wynn Resorts, Ltd.	240,000	39,742
Intercontinental Hotels Group PLC	570,537	38,171

New World Fund — Page 3 of 18

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Li & Fung Ltd.	67,400,000	$34,378
MRV Engenharia e Participações SA, ordinary nominative	7,174,500	34,116
Shangri-La Asia Ltd.	12,610,000	32,079
Valeo SA, non-registered shares	375,000	29,564
PT Surya Citra Media Tbk	146,400,000	29,414
Suzuki Motor Corp.	510,000	29,095
Altice NV, Class A1	1,844,358	19,821
Altice NV, Class B1	712,002	7,642
Lojas Americanas SA, preferred nominative	5,133,100	27,228
Ferrari NV	213,900	25,505
Inchcape PLC	2,341,650	24,088
Volkswagen AG, nonvoting preferred	105,000	23,077
Motherson Sumi Systems Ltd.	3,754,000	21,590
Nifco Inc.	285,000	19,971
Twenty-First Century Fox, Inc., Class A	496,100	18,306
Accor SA	310,000	17,647
MGM Resorts International	437,100	15,932
MGM China Holdings, Ltd.	3,927,200	12,099
GVC Holdings PLC	889,000	11,701
McDonald’s Corp.	68,000	11,638
Peugeot SA	8,713	196
		4,784,682
Materials 8.17%
Vale SA, ordinary nominative	15,115,752	196,656
Vale SA, ordinary nominative (ADR)	14,216,799	186,098
First Quantum Minerals Ltd.	25,651,600	382,480
Teck Resources Ltd., Class B	7,621,400	221,330
Glencore PLC	29,373,000	168,364
Randgold Resources Ltd.	1,482,342	149,139
China Hongqiao Group Ltd.	108,887,000	138,916
Chr. Hansen Holding A/S	1,403,900	122,720
Aluminum Corp. of China Ltd., Class H1	152,890,000	103,586
En+ Group PLC (GDR)4	6,690,000	90,315
Grasim Industries Ltd.	4,915,735	89,657
LafargeHolcim Ltd.	1,437,357	88,025
ACC Ltd.	2,739,500	73,878
LG Chem, Ltd.	172,000	69,583
BASF SE	543,047	63,592
Johnson Matthey PLC	1,264,611	62,126
Akzo Nobel NV	633,000	59,273
Evonik Industries AG	1,468,000	57,959
Pidilite Industries Ltd.	4,100,000	57,777
Nitto Denko Corp.	625,000	57,101
BHP Billiton PLC	2,478,000	55,028
LANXESS AG	612,000	53,355
Sirius Minerals PLC1	150,258,080	50,264
Arkema SA	364,500	46,567
Wacker Chemie AG	207,626	41,670
Hindalco Industries Ltd.	9,767,000	39,334
Koninklijke DSM NV	342,800	35,419
Praxair, Inc.	213,200	34,430
ArcelorMittal SA1	920,000	33,382
DowDuPont Inc.	425,000	32,121
Celanese Corp., Series A	296,100	32,026

New World Fund — Page 4 of 18

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Vedanta Resources PLC	2,694,007	$31,618
Fortescue Metals Group Ltd.	6,717,000	26,846
Shin-Etsu Chemical Co., Ltd.	232,500	26,430
Air Products and Chemicals, Inc.	125,000	21,046
Symrise AG	209,000	17,479
Klabin SA, units	3,090,600	17,277
Kansai Paint Co., Ltd.	671,200	16,569
Rio Tinto PLC	263,000	14,646
Air Liquide SA2	81,300	10,957
Platform Specialty Products Corp.1	731,000	8,560
		3,083,599
Industrials 7.76%
Airbus SE, non-registered shares	3,556,837	408,479
International Container Terminal Services, Inc.5	110,891,000	245,344
Shanghai International Airport Co., Ltd., Class A	30,512,278	227,416
SMC Corp.	432,300	211,933
Boeing Co.	413,000	146,355
Safran SA	1,273,500	143,787
Guangzhou Baiyun International Airport Co. Ltd., Class A	45,944,843	123,421
Eicher Motors Ltd.	288,400	122,080
Rumo SA1	27,233,424	121,978
Cummins Inc.	414,400	77,907
Jardine Matheson Holdings Ltd.	1,181,400	74,995
ASSA ABLOY AB, Class B	3,059,637	67,756
Komatsu Ltd.	1,549,400	60,105
Havells India Ltd.	7,265,000	59,664
Nidec Corp.	355,300	56,792
Rolls-Royce Holdings PLC1	4,502,000	55,740
Grupo Aeroportuario del Sureste, SA de CV, Series B	2,683,000	52,216
Alliance Global Group, Inc.1	167,000,000	49,937
Edenred SA	1,492,100	48,184
Deere & Co.	265,100	44,118
SM Investments Corp.	2,100,000	41,959
Adani Ports & Special Economic Zone Ltd.	5,860,000	39,511
Johnson Controls International PLC	975,700	38,179
Industries Qatar QSC	1,257,816	37,862
Daikin Industries, Ltd.	304,300	36,501
Ryanair Holdings PLC (ADR)1	295,000	36,200
Intertek Group PLC	497,800	35,510
Experian PLC	1,520,000	35,027
DP World Ltd.	1,320,000	34,993
Airports of Thailand PCL, foreign registered	14,886,300	33,271
Deutsche Post AG	700,000	33,086
Aeroflot - Russian Airlines PJSC	13,930,000	33,032
BAE Systems PLC	3,750,000	31,627
China Merchants Port Holdings Co. Ltd.	8,926,170	23,620
Wizz Air Holdings PLC1	453,056	22,277
General Electric Co.	1,180,150	19,083
Bakrie & Brothers Tbk PT1,2	1,332,820,100	1,195
		2,931,140

New World Fund — Page 5 of 18

unaudited

Common stocks Consumer staples 7.46%	Shares	Value (000)
British American Tobacco PLC	5,315,200	$363,680
Nestlé SA	3,104,217	268,215
JBS SA, ordinary nominative	79,143,000	249,651
Pernod Ricard SA	1,228,200	195,641
Raia Drogasil SA, ordinary nominative	5,889,500	156,074
Godrej Consumer Products Ltd.	8,986,500	148,834
Lion Corp.	4,595,500	86,126
Thai Beverage PCL	115,295,400	80,860
GRUMA, SAB de CV, Series B	6,614,034	78,998
Fomento Económico Mexicano, SAB de CV	5,302,000	51,711
Fomento Económico Mexicano, SAB de CV (ADR)	162,500	15,850
Philip Morris International Inc.	623,354	66,842
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	12,214,068	66,203
Foshan Haitian Flavouring and Food Co. Ltd., Class A	7,199,925	64,501
Associated British Foods PLC	1,617,600	62,770
Shoprite Holdings Ltd.	2,719,259	56,640
Hengan International Group Co. Ltd.	5,163,500	49,505
Henkel AG & Co. KGaA, nonvoting preferred	353,500	49,419
PepsiCo, Inc.	410,000	49,323
Coca-Cola Co.	1,000,000	47,590
AMOREPACIFIC Corp.	167,989	47,116
Emperador Inc.	267,120,000	42,489
CP ALL PCL	16,289,000	41,477
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	37,665
Carlsberg A/S, Class B	287,500	36,920
a2 Milk Co. Ltd.1	5,125,000	34,235
Grupo Nutresa SA	3,341,557	31,838
Herbalife Ltd.1	377,400	31,320
Magnit PJSC (GDR)	966,200	21,740
Magnit PJSC	82,500	7,822
Uni-Charm Corp.	1,063,000	28,384
Coca-Cola FEMSA, SAB de CV, Series L	3,600,000	27,517
Lenta Ltd. (GDR)1,4	2,509,400	17,566
Lenta Ltd. (GDR)1	1,372,198	9,605
Avenue Supermarts Ltd.1	1,389,230	25,766
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	22,534
Ambev SA	3,250,000	22,391
Coty Inc., Class A	1,107,239	21,713
Reckitt Benckiser Group PLC	218,000	21,057
Kao Corp.	278,000	19,259
Universal Robina Corp. (Philippines)	6,003,400	18,876
Coca-Cola HBC AG (CDI)	466,900	15,685
LG Household & Health Care Ltd.	12,600	13,888
BIM Birlesik Magazalar AS	388,000	7,762
Becle, SA de CV1	2,858,800	5,201
		2,818,259
Health care 6.36%
Hypermarcas SA, ordinary nominative	29,548,200	337,031
CSL Ltd.	1,509,300	178,075
Thermo Fisher Scientific Inc.	692,820	155,268
Grifols, SA, Class B, preferred nonvoting, non-registered shares	4,722,154	116,435
Grifols, SA, Class B (ADR)	764,808	19,005
Novo Nordisk A/S, Class B	2,354,500	130,952
Novartis AG	1,382,900	125,104

New World Fund — Page 6 of 18

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Essilor International SA	757,800	$107,633
BioMarin Pharmaceutical Inc.1	1,167,179	105,315
Yunnan Baiyao Group Co., Ltd., Class A	6,119,892	98,367
WuXi Biologics (Cayman) Inc.1	14,053,000	96,739
Asahi Intecc Co., Ltd.	2,459,200	95,399
Teva Pharmaceutical Industries Ltd. (ADR)	4,163,000	84,967
Hikma Pharmaceuticals PLC	5,885,400	80,806
Takeda Pharmaceutical Co. Ltd.	1,237,000	72,688
Waters Corp.1	330,000	71,151
AstraZeneca PLC	1,025,100	71,122
bioMérieux SA	602,700	57,094
PerkinElmer, Inc.	707,200	56,689
Bayer AG	429,500	56,215
Carl Zeiss Meditec AG, non-registered shares	846,900	55,465
China Biologic Products Holdings, Inc.1	652,877	52,837
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	46,093
Straumann Holding AG	44,010	33,619
Illumina, Inc.1	144,500	33,616
Zoetis Inc., Class A	320,000	24,554
Piramal Healthcare Ltd.	328,943	14,186
Sysmex Corp.	172,000	13,486
Alexion Pharmaceuticals, Inc.1	84,000	10,023
		2,399,934
Energy 4.91%
Reliance Industries Ltd.	47,751,028	721,704
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	20,497,370	273,845
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)1	9,851,800	122,064
Royal Dutch Shell PLC, Class B	4,848,365	171,823
Royal Dutch Shell PLC, Class A	528,389	18,475
Kosmos Energy Ltd.1	19,199,394	132,668
Noble Energy, Inc.	3,345,000	102,089
Oil Search Ltd.	9,947,300	60,677
Indus Gas Ltd.1,5	10,429,272	51,828
Ophir Energy PLC1,5	45,823,577	36,045
Exxon Mobil Corp.	346,000	30,206
Gulf Keystone Petroleum Ltd.1,5	14,566,135	24,942
YPF SA, Class D (ADR)	1,011,000	24,416
TOTAL SA	411,378	23,819
Halliburton Co.	436,000	23,413
LUKOIL Oil Co. PJSC (ADR)	315,000	20,796
Baker Hughes, a GE Co., Class A	500,000	16,075
African Petroleum Corp. Ltd.1	3,147,408	355
		1,855,240
Utilities 3.04%
China Gas Holdings Ltd.	96,621,700	282,850
ENN Energy Holdings Ltd.	34,840,000	269,005
China Resources Gas Group Ltd.	54,715,800	180,109
Pampa Energía SA (ADR)1	1,893,500	133,492
Infraestructura Energética Nova, SAB de CV	17,473,054	91,075
Equatorial Energia SA, ordinary nominative	3,619,700	79,529
Power Grid Corp. of India Ltd.	24,935,845	75,979

New World Fund — Page 7 of 18

unaudited

Common stocks Utilities (continued)	Shares	Value (000)
Energy World Corp. Ltd.1	65,129,000	$20,205
Centrais Elétricas Brasileiras SA - Eletrobras, ordinary nominative1	2,377,001	15,168
		1,147,412
Telecommunication services 1.58%
SoftBank Group Corp.	4,070,065	334,792
China Unicom (Hong Kong) Ltd.1	44,470,000	66,626
América Móvil, SAB de CV, Series L (ADR)	2,814,200	52,626
MTN Group Ltd.	4,368,000	48,450
Bharti Airtel Ltd.	4,350,000	30,082
Intouch Holdings PCL, foreign registered	9,823,000	18,034
Vodafone Group PLC (ADR)	473,900	15,269
Advanced Info Service PCL, foreign registered	2,020,000	12,415
Play Communications SA, non-registered shares1	1,056,136	10,734
Globe Telecom, Inc.	255,000	9,444
		598,472
Real estate 0.81%
Ayala Land, Inc.	117,443,200	101,304
Ayala Land, Inc., preference shares1,2,6	30,910,900	54
American Tower Corp. REIT	443,100	65,446
SM Prime Holdings, Inc.	86,276,900	62,059
Fibra Uno Administración, SA de CV REIT	20,255,760	31,877
CK Asset Holdings Ltd.	2,518,500	24,033
Sun Hung Kai Properties Ltd.	1,154,000	20,048
		304,821
Miscellaneous 0.98%
Other common stocks in initial period of acquisition		371,564
Total common stocks (cost: $22,528,095,000)		33,960,106
Preferred securities 0.16% Information technology 0.16%
Meituan Corp., Series C, 8.00% noncumulative1,2,6	10,495,504	61,619
Total preferred securities (cost: $58,660,000)		61,619
Rights & warrants 0.51% Consumer staples 0.36%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20182,4	15,100,000	135,273
Health care 0.10%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20192,4	6,732,000	37,430
Piramal Enterprises Ltd., rights, expire TBD1,2	14,301	82
		37,512
Consumer discretionary 0.03%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 20182,4	1,337,600	11,894

New World Fund — Page 8 of 18

unaudited

Rights & warrants Financials 0.02%	Shares	Value (000)
Axis Bank Ltd., warrants, expire 20191,2	2,786,000	$8,272
Total rights & warrants (cost: $114,802,000)		192,951
Convertible stocks 0.05% Health care 0.05%
Piramal Enterprises Ltd., convertible debenture, 7.80% 20192	11,943	20,254
Total convertible stocks (cost: $19,790,000)		20,254
Bonds, notes & other debt instruments 4.53% Bonds & notes of governments & government agencies outside the U.S. 3.73%	Principal amount (000)
Argentine Republic 2.50% 20217	ARS65,702	3,217
Argentine Republic 6.875% 2021	$6,575	7,025
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 20228	ARS52,300	2,841
Argentine Republic 7.50% 2026	$11,025	12,183
Argentine Republic 5.875% 2028	10,000	9,749
Argentine Republic 8.28% 20339,10	10,333	11,780
Argentine Republic 0% 2035	55,100	5,689
Argentine Republic 7.125% 2036	4,000	4,102
Argentine Republic 2.26% 20389	€20,650	18,542
Argentine Republic 7.625% 2046	$3,915	4,148
Bahrain (Kingdom of) 6.75% 20294	26,000	25,711
Brazil (Federative Republic of) 0% 2021	BRL416,197	97,603
Brazil (Federative Republic of) 10.00% 2023	16,000	5,172
Brazil (Federative Republic of) 4.25% 2025	$2,505	2,528
Brazil (Federative Republic of) 10.00% 2025	BRL23,000	7,394
Brazil (Federative Republic of) 10.00% 2027	84,846	27,117
Brazil (Federative Republic of) 5.625% 2047	$28,070	28,210
Brazil (Federative Republic of) Global 4.875% 2021	1,705	1,801
Buenos Aires (Badlar Private Banks ARS Index + 3.75%) 29.00% 20288	ARS111,400	5,793
Buenos Aires (City of) 8.95% 20219	$13,290	14,453
Buenos Aires (City of) 8.95% 20214,9	3,000	3,262
Colombia (Republic of) 4.375% 2021	4,000	4,207
Colombia (Republic of) 4.50% 2026	13,020	13,839
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,616
Colombia (Republic of) 7.375% 2037	$3,250	4,345
Cote d’Ivoire (Republic of) 5.75% 20329	11,718	11,660
Croatia (Republic of) 6.625% 2020	8,000	8,660
Croatia (Republic of) 5.50% 20234	5,415	5,911
Dominican Republic 7.50% 20219	11,450	12,458
Dominican Republic 5.50% 20254	12,700	13,303
Dominican Republic 10.375% 2026	DOP289,000	6,344
Dominican Republic 5.95% 2027	$7,820	8,416
Dominican Republic 8.625% 20274,9	4,950	6,064
Dominican Republic 11.25% 2027	DOP274,300	6,362
Dominican Republic 7.45% 20444	$18,050	21,434
Dominican Republic 7.45% 2044	5,700	6,769
Dominican Republic 6.85% 20454	2,000	2,235
Egypt (Arab Republic of) 5.75% 20204	2,000	2,098
Egypt (Arab Republic of) 5.875% 20254	3,500	3,614
Egypt (Arab Republic of) 7.50% 20274	6,800	7,616
Egypt (Arab Republic of) 8.50% 2047	10,000	11,487

New World Fund — Page 9 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.50% 20474	$4,660	$5,353
Ghana (Republic of) 7.875% 2023	11,745	12,813
Greece (Hellenic Republic of) 3.50% 2023	€1,314	1,669
Greece (Hellenic Republic of) 3.75% 2028	1,779	2,215
Greece (Hellenic Republic of) 3.90% 2033	1,858	2,230
Greece (Hellenic Republic of) 4.00% 2037	1,481	1,775
Greece (Hellenic Republic of) 4.20% 2042	1,454	1,741
Guatemala (Republic of) 4.375% 2027	$17,600	17,600
Honduras (Republic of) 6.25% 2027	10,350	11,165
Hungary 5.75% 2023	10,000	11,320
Hungary 7.625% 2041	1,350	2,061
India (Republic of) 7.80% 2021	INR1,511,700	24,271
India (Republic of) 8.83% 2023	1,034,600	17,296
India (Republic of) 8.40% 2024	479,300	7,868
India (Republic of) 7.59% 2029	695,780	10,796
India (Republic of) 7.61% 2030	1,808,110	28,121
India (Republic of) 7.88% 2030	250,000	3,957
Indonesia (Republic of) 4.875% 2021	$19,165	20,318
Indonesia (Republic of) 3.75% 2022	30,235	30,975
Indonesia (Republic of) 4.35% 20244	7,000	7,305
Indonesia (Republic of) 5.875% 20244	6,500	7,358
Indonesia (Republic of) 4.75% 20264	26,740	28,734
Indonesia (Republic of) 5.25% 2042	14,950	16,485
Iraq (Republic of) 6.752% 2023	18,800	19,589
Jordan (Hashemite Kingdom of) 6.125% 20264	5,130	5,356
Jordan (Hashemite Kingdom of) 5.75% 20274	6,335	6,394
Kazakhstan (Republic of) 5.125% 20254	9,750	10,847
Kazakhstan (Republic of) 5.125% 2025	5,700	6,341
Kazakhstan (Republic of) 6.50% 20454	7,865	10,017
Kenya (Rebulic of) 5.875% 20194	2,605	2,686
Kenya (Republic of) 6.875% 2024	15,875	16,775
Kenya (Republic of) 6.875% 20244	5,175	5,469
Kuwait (State of) 2.75% 20224	4,500	4,444
Morocco (Kingdom of) 4.25% 2022	10,425	10,873
Morocco (Kingdom of) 4.25% 20224	2,200	2,295
Morocco (Kingdom of) 5.50% 2042	19,250	21,871
Nigeria (Federal Republic of) 5.125% 20184	2,215	2,237
Nigeria (Federal Republic of) 6.75% 20214	875	935
Nigeria (Federal Republic of) 6.375% 2023	17,825	19,003
Nigeria (Federal Republic of) 6.375% 20234	1,095	1,167
Nigeria (Federal Republic of) 6.50% 20274	5,075	5,276
Pakistan (Islamic Republic of) 7.25% 20194	10,400	10,797
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,115
Pakistan (Islamic Republic of) 5.50% 20214	20,595	20,841
Pakistan (Islamic Republic of) 8.25% 2024	9,255	10,307
Pakistan (Islamic Republic of) 8.25% 20244	6,500	7,239
Pakistan (Islamic Republic of) 8.25% 20254	9,222	10,300
Pakistan (Islamic Republic of) 6.875% 20274	2,600	2,628
Panama (Republic of) 4.50% 20479	33,210	35,286
Paraguay (Republic of) 5.00% 2026	10,745	11,457
Paraguay (Republic of) 5.00% 20264	4,475	4,771
Paraguay (Republic of) 4.70% 20274	7,830	8,153
Paraguay (Republic of) 4.70% 2027	5,900	6,143
Peru (Republic of) 2.75% 2026	€8,255	11,305
Peru (Republic of) 6.55% 20379	$2,517	3,377

New World Fund — Page 10 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$1,240	$1,564
Philippines (Republic of the) 6.25% 2036	PHP330,000	7,303
Poland (Republic of) 3.25% 2026	$12,900	13,005
Russian Federation 7.50% 2021	RUB592,800	10,782
Russian Federation 7.00% 2023	469,000	8,412
Russian Federation 8.15% 2027	573,000	10,943
Saudi Arabia (Kingdom of) 2.375% 20214	$1,700	1,651
Saudi Arabia (Kingdom of) 2.894% 20224	10,500	10,364
Saudi Arabia (Kingdom of) 3.25% 20264	6,915	6,685
Saudi Arabia (Kingdom of) 3.625% 20284	12,700	12,433
Slovenia (Republic of) 4.75% 20184	10,000	10,064
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR65,000	6,178
South Africa (Republic of), Series R-209, 6.25% 2036	240,000	14,817
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	9,914
South Africa (Republic of), Series R-2048, 8.75% 2048	203,000	15,777
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$4,500	4,618
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,970
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	2,088
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,566
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	581
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	18,414
Sri Lanka (Democratic Socialist Republic of) 6.20% 20274	2,960	3,118
Turkey (Republic of) 9.20% 2021	TRY34,980	8,557
Turkey (Republic of) 2.467% 20247	9,995	3,113
Turkey (Republic of) 4.875% 2026	$38,940	38,025
Turkey (Republic of) 6.00% 2041	20,795	20,808
Turkey (Republic of) 4.875% 2043	3,100	2,664
United Mexican States 2.00% 20227	MXN29,871	1,509
United Mexican States 4.00% 2023	$19,150	19,830
United Mexican States 3.60% 2025	4,000	4,012
United Mexican States 4.15% 2027	19,400	19,890
United Mexican States 4.00% 20407	MXN32,261	1,809
United Mexican States 4.35% 2047	$11,210	10,661
United Mexican States, Series M, 6.50% 2021	MXN349,500	18,231
United Mexican States, Series M20, 10.00% 2024	74,500	4,536
United Mexican States, Series M, 5.75% 2026	1,004,200	48,059
United Mexican States Government Global, Series A, 5.75% 2110	$1,620	1,705
		1,406,134
Corporate bonds & notes 0.75% Energy 0.41%
Ecopetrol SA 5.875% 2045	3,460	3,663
Gazprom OJSC 9.25% 2019	9,975	10,714
Gazprom OJSC 6.51% 20224	5,410	5,957
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,938
Genel Energy Finance 2 Limited 10.00% 20224	2,134	2,155
Odebrecht Drilling Norbe 0% (undated)4,8,9	92	3
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	2,400	2,556
Petrobras Global Finance Co. 6.125% 2022	5,495	5,871
Petrobras Global Finance Co. 4.375% 2023	3,015	3,006
Petrobras Global Finance Co. 6.25% 2024	885	947
Petrobras Global Finance Co. 5.299% 20254	9,500	9,583
Petrobras Global Finance Co. 8.75% 2026	10,000	12,055
Petrobras Global Finance Co. 5.999% 20284	7,005	7,084
Petrobras Global Finance Co. 5.75% 2029	6,980	6,913

New World Fund — Page 11 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.85% 2115	$12,840	$12,734
Petróleos Mexicanos 6.375% 2021	3,145	3,422
Petróleos Mexicanos 3.50% 2023	2,275	2,234
Petróleos Mexicanos 6.875% 2026	9,240	10,497
Petróleos Mexicanos 7.47% 2026	MXN271,550	12,818
Petróleos Mexicanos 5.50% 2044	$2,120	1,953
Petróleos Mexicanos 5.625% 2046	1,075	992
Petróleos Mexicanos 6.75% 2047	8,651	9,083
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20194,9	375	369
YPF SA 8.50% 20254	8,385	9,521
		153,068
Utilities 0.12%
Cemig Geracao e Transmissao SA 9.25% 20244	5,890	6,404
Eskom Holdings Ltd. 5.75% 20214	7,900	7,988
State Grid Overseas Investment Ltd. 3.50% 20274	31,025	30,510
		44,902
Materials 0.07%
Vale SA 6.25% 2026	10,460	12,157
Vale SA 6.875% 2036	2,250	2,841
Vale SA 6.875% 2039	9,725	12,336
Vale SA 5.625% 2042	250	283
		27,617
Financials 0.07%
BBVA Bancomer SA 6.50% 20214	3,275	3,537
HSBK (Europe) BV 7.25% 20214	11,150	12,266
SB Capital SA 5.25% 20234	5,000	5,202
VEB Finance Ltd. 6.902% 2020	5,300	5,703
		26,708
Consumer discretionary 0.02%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,240
Myriad International Holdings 6.00% 2020	$6,575	7,041
		8,281
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 20214	7,255	7,424
Telecommunication services 0.02%
Digicel Group Ltd. 6.00% 20214	6,285	6,246
Consumer staples 0.01%
Brasil Foods SA 4.75% 20244	5,600	5,740
Industrials 0.01%
Lima Metro Line Finance Ltd. 5.875% 20344,9	3,035	3,298
Total corporate bonds & notes		283,284

New World Fund — Page 12 of 18

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 201811	$20,000	$19,991
Total U.S. Treasury bonds & notes		19,991
Total bonds, notes & other debt instruments (cost: $1,636,508,000)		1,709,409
Short-term securities 4.33%
Argentinian Treasury Bills 2.14%–2.87% due 5/11/2018–10/12/2018	7,176	7,081
Bank of Montreal 1.41%–1.72% due 2/12/2018–3/29/2018	115,000	114,866
BNP Paribas Finance Inc. 1.72% due 2/22/20184	50,000	49,953
Canadian Imperial Bank of Commerce 1.44%–1.69% due 3/13/2018–4/4/20184	101,700	101,495
Chariot Funding, LLC 1.45% due 3/16/20184	48,600	48,504
Egyptian Treasury Bills 16.45%–17.00% due 2/6/2018–5/1/2018	EGP622,025	34,676
Federal Home Loan Bank 1.29%–1.30% due 2/9/2018–3/1/2018	$58,000	57,950
Freddie Mac 1.28% due 4/6/2018	50,000	49,871
General Electric Co. 1.41% due 2/1/2018	23,100	23,099
Gotham Funding Corp. 1.63% due 3/13/20184	35,000	34,936
ING (U.S.) Funding LLC 1.74% due 5/9/2018	75,000	74,635
Kells Funding, LLC 1.41%–1.42% due 2/5/2018–2/14/20184	119,300	119,269
Mizuho Bank, Ltd. 1.42%–1.67% due 2/20/2018–4/2/20184	197,200	196,815
National Australia Bank Ltd. 1.65% due 4/5/20184	41,000	40,879
Nestlé Capital Corp. 1.60% due 4/13/20184	75,000	74,775
Nigerian Treasury Bills 16.65%–17.68% due 5/3/2018–9/13/2018	NGN10,238,962	26,528
Nordea Bank AB 1.42% due 4/9/20184	$40,000	39,882
Old Line Funding, LLC 1.43% due 2/20/20184	50,000	49,957
Société Générale 1.34% due 2/1/20184	3,500	3,500
Swedbank AB 1.71% due 4/16/2018	150,000	149,506
Toronto-Dominion Bank 1.69% due 3/27/20184	50,000	49,877
Total Capital Canada Ltd. 1.66% due 4/9/20184	95,700	95,405
Toyota Credit Canada Inc. 1.80% due 3/15/20184	50,000	49,909
U.S. Treasury Bill 1.14% due 3/1/2018	25,000	24,973
Victory Receivables Corp. 1.43% due 2/6/20184	24,500	24,494
Westpac Banking Corp. 1.66%–1.67% due 2/21/2018–6/1/20184	95,000	94,540
Total short-term securities (cost: $1,636,149,000)		1,637,375
Total investment securities 99.51% (cost: $25,994,004,000)		37,581,714
Other assets less liabilities 0.49%		183,482
Net assets 100.00%		$37,765,196

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD3,722	BRL12,100	JPMorgan Chase	2/14/2018	$(70)
USD15,180	BRL49,200	JPMorgan Chase	2/14/2018	(237)
USD5,906	JPY660,000	Bank of America, N.A.	2/15/2018	(144)
USD7,962	MXN152,527	Bank of America, N.A.	2/15/2018	(214)

New World Fund — Page 13 of 18

unaudited

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD6,857	GBP5,120	JPMorgan Chase	2/15/2018	$(417)
USD5,159	INR329,550	Citibank	2/16/2018	(12)
USD59,188	INR3,784,041	Bank of America, N.A.	2/16/2018	(189)
USD3,744	JPY420,000	UBS AG	2/23/2018	(107)
USD6,062	EUR5,075	HSBC Bank	2/23/2018	(248)
USD14,214	ZAR177,560	Goldman Sachs	2/23/2018	(726)
USD43,903	INR2,878,728	Citibank	2/26/2018	(1,210)
USD12,184	BRL40,000	JPMorgan Chase	3/5/2018	(329)
USD17,798	GBP13,135	Citibank	3/5/2018	(874)
USD49,539	INR3,166,625	JPMorgan Chase	3/9/2018	(19)
USD3,226	EUR2,625	HSBC Bank	3/19/2018	(43)
USD19,883	INR1,320,000	Citibank	3/26/2018	(733)
USD10,845	MXN215,000	JPMorgan Chase	3/28/2018	(603)
USD1,355	EUR1,120	Bank of America, N.A.	12/13/2018	(68)
USD2,590	EUR2,100	Bank of America, N.A.	12/13/2018	(79)
USD1,804	EUR1,500	Bank of America, N.A.	12/13/2018	(102)
USD8,881	EUR7,095	Citibank	12/13/2018	(136)
USD3,885	EUR3,220	Bank of America, N.A.	12/13/2018	(207)
				$(6,767)

New World Fund — Page 14 of 18

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2018 (000)
Common stocks 0.95%
Industrials 0.65%
International Container Terminal Services, Inc.	110,891,000	—	—	110,891,000	$—	$17,869	$—	$245,344
Energy 0.30%
Indus Gas Ltd.1	10,429,272	—	—	10,429,272	—	1,270	—	51,828
Ophir Energy PLC1	45,823,577	—	—	45,823,577	—	(3,667)	—	36,045
Gulf Keystone Petroleum Ltd.1	14,423,264	142,871	—	14,566,135	—	(26,356)	—	24,942
Gulf Keystone Petroleum Ltd.1,2,4	142,871	—	142,871	—	—	31,130	—	—
Kosmos Energy Ltd.1,12	28,140,493	—	8,941,099	19,199,394	2,817	(24,243)	—	—
								112,815
Total 0.95%					$2,817	$(3,997)	$—	$358,159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $926,678,000, which represented 2.45% of the net assets of the fund.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,847,620,000, which represented 4.89% of the net assets of the fund.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Value determined using significant unobservable inputs.
7	Index-linked bond whose principal amount moves with a government price index.
8	Coupon rate may change periodically.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,198,000, which represented .02% of the net assets of the fund.
12	Unaffiliated issuer at 1/31/2018.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$49,120	$51,500.14%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

New World Fund — Page 15 of 18

unaudited

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $326,720,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

New World Fund — Page 16 of 18

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,855,889	$81,754	$—	$7,937,643
Financials	5,169,446	557,894	—	5,727,340
Consumer discretionary	4,784,682	—	—	4,784,682
Materials	3,072,642	10,957	—	3,083,599
Industrials	2,929,945	1,195	—	2,931,140
Consumer staples	2,818,259	—	—	2,818,259
Health care	2,399,934	—	—	2,399,934
Energy	1,855,240	—	—	1,855,240
Utilities	1,147,412	—	—	1,147,412
Telecommunication services	598,472	—	—	598,472
Real estate	304,767	—	54	304,821
Miscellaneous	371,564	—	—	371,564
Preferred securities	—	—	61,619	61,619
Rights & warrants	—	192,951	—	192,951
Convertible stocks	—	20,254	—	20,254
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,406,134	—	1,406,134
Corporate bonds & notes	—	283,284	—	283,284
U.S. Treasury bonds & notes	—	19,991	—	19,991
Short-term securities	—	1,637,375	—	1,637,375
Total	$33,308,252	$4,211,789	$61,673	$37,581,714

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(6,767)	$—	$(6,767)

*	Forward currency contracts are not included in the investment portfolio.

New World Fund — Page 17 of 18

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
COP = Colombian pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PHP = Philippine pesos
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-036-0318O-S60658	New World Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

By /s/Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2018